Warrants Liability (Restated) - Schedule of Balance of Calibration Allowance (Parentheticals) (Details)	6 Months Ended
Dec. 31, 2024 shares
Schedule of balance of Calibration Allowance [Abstract]
Amortization of Calibration Allowance related to warrants outstanding	400,000